SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 967,472	$ 414,316
Valuation allowance	(525,388)	(292,160)
Total deferred tax assets	442,084	122,156
Deferred tax liabilities	(442,084)	(122,156)
Net deferred tax assets